Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited)

September 30, 2025

	Shares/ Principal	Fair Value
Common Stocks - 85.3%
Australia - 3.9%
Aristocrat Leisure Ltd.	11,734	$544,214
BHP Group Ltd.	16,776	472,861
BHP Group Ltd.	2,965	81,948
Commonwealth Bank of Australia	11,465	1,268,178
Evolution Mining Ltd.	3,476	24,949
Fortescue Ltd.	3,435	42,526
Glencore PLC *	134,355	617,871
Insurance Australia Group Ltd.	3,494	18,988
JB Hi-Fi Ltd.	305	23,448
Macquarie Group Ltd.	3,582	520,683
National Australia Bank Ltd.	976	28,558
Northern Star Resources Ltd.	818	12,865
Pro Medicus Ltd.	642	131,173
Qantas Airways Ltd.	16,734	121,108
QBE Insurance Group Ltd.	8,232	112,334
REA Group Ltd.	1,449	221,893
Rio Tinto PLC	1,909	125,608
Santos Ltd.	22,076	98,466
Sonic Healthcare Ltd.	10,013	142,278
South32 Ltd.	33,629	61,068
Transurban Group	32,895	300,856
Wesfarmers Ltd.	9,759	595,165
Worley Ltd.	5,410	50,376
		5,617,414
Austria - 0.2%
BAWAG Group AG *,(a)	1,355	178,318
Erste Group Bank AG	583	56,994
		235,312
Belgium - 0.3%
Ageas SA	4,355	301,399
Anheuser-Busch InBev SA	2,827	168,743
UCB SA	57	15,739
		485,881
Brazil - 1.2%
Ambev SA	35,496	80,449
B3 SA - Brasil Bolsa Balcao	79,380	198,989
Banco Bradesco SA	14,933	42,677
Banco do Brasil SA	7,351	30,367
Banco Santander Brasil SA	9,764	53,646
BB Seguridade Participacoes SA	10,028	62,591
CPFL Energia SA	9,598	70,739
Embraer SA	4,637	69,604
Energisa SA	5,368	51,316
Lojas Renner SA	78,664	221,271
Petroleo Brasileiro SA	10,493	66,321
Porto Seguro SA	3,608	33,671
Telefonica Brasil SA	2,880	18,392
TOTVS SA	4,800	41,145
Ultrapar Participacoes SA	27,650	114,119
WEG SA	2,729	18,699

	Shares/ Principal	Fair Value

Brazil (continued)
Wheaton Precious Metals Corp.	4,450	$498,090
		1,672,086
Burkina Faso - 0.1%
Endeavour Mining PLC	3,173	133,314
Canada - 7.9%
Agnico Eagle Mines Ltd.	1,939	326,651
Aritzia, Inc. *	1,135	68,668
Bank of Montreal	2,010	261,976
Barrick Mining Corp.	13,792	453,092
Brookfield Corp.	9,481	650,669
Brookfield Infrastructure Corp., Class A	2,446	100,484
CAE, Inc. *	2,253	66,729
Cameco Corp.	2,430	203,984
Canadian Imperial Bank of Commerce	1,920	153,459
Canadian National Railway Co.	4,501	424,545
Canadian Natural Resources Ltd.	14,994	479,541
Canadian Pacific Kansas City Ltd.	3,737	278,382
Celestica, Inc. *	662	162,940
CGI, Inc.	678	60,403
Constellation Software, Inc.	136	369,272
Descartes Systems Group, Inc. (The) *	594	55,942
Dollarama, Inc.	2,241	295,611
Empire Co. Ltd., Class A	4,799	172,280
Fairfax Financial Holdings Ltd.	229	400,725
Finning International, Inc.	1,549	71,973
First Quantum Minerals Ltd. *	2,762	62,489
FirstService Corp.	1,687	321,493
Franco-Nevada Corp.	173	38,515
George Weston Ltd.	6,624	404,134
GFL Environmental, Inc.	1,243	58,925
Great-West Lifeco, Inc.	5,617	228,006
Kinaxis, Inc. *	170	21,949
Kinross Gold Corp.	12,521	310,820
Loblaw Cos., Ltd.	11,205	433,495
Magna International, Inc.	2,257	106,962
Manulife Financial Corp.	6,818	212,468
Nutrien Ltd.	1,024	60,149
Pan American Silver Corp.	1,426	55,271
Parkland Corp./Canada	1,141	31,571
Pembina Pipeline Corp.	191	7,724
Power Corp. of Canada	4,770	206,446
RioCan Real Estate Investment Trust	5,915	80,559
Royal Bank of Canada	6,136	904,568
Shopify, Inc., Class A *	5,070	753,395
Stantec, Inc.	3,239	349,390
Sun Life Financial, Inc.	3,022	181,507
Suncor Energy, Inc.	14,729	616,514
TC Energy Corp.	2,378	129,325
Teck Resources Ltd., Class B	686	30,099
TFI International, Inc.	1,043	91,812

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Canada (continued)
Thomson Reuters Corp.	1,048	$162,766
TMX Group Ltd.	867	33,175
Toronto-Dominion Bank (The)	6,041	483,141
		11,433,994
China - 9.6%
3SBio, Inc. *,(a)	18,500	71,333
Alibaba Group Holding Ltd.	76,000	1,728,960
Aluminum Corp. of China Ltd., Class H	54,000	56,010
ANTA Sports Products Ltd.	3,400	40,859
Autohome, Inc., ADR	681	19,443
Baidu, Inc., Class A *	7,988	136,754
Bank of China Ltd., Class H	367,000	200,943
Baoshan Iron & Steel Co. Ltd., Class A	41,070	40,790
Beijing Enterprises Holdings Ltd.	10,000	42,748
Beijing Kingsoft Office Software, Inc.	645	28,678
Beone Medicines Ltd., Class H *	4,100	108,133
Bilibili, Inc., Class Z *	660	19,052
BOC Hong Kong Holdings Ltd.	26,000	122,107
BOE Technology Group Co. Ltd., Class A	235,900	137,859
BYD Co. Ltd., Class A	4,100	62,901
BYD Co. Ltd., Class H	19,000	269,112
China CITIC Bank Corp. Ltd., Class H	36,000	30,955
China Construction Bank Corp., Class H	505,000	485,502
China International Capital Corp Ltd., Class A	53,500	277,253
China Life Insurance Co. Ltd., Class H	64,000	181,790
China Mengniu Dairy Co. Ltd.	10,000	19,279
China Merchants Bank Co. Ltd., Class A	6,300	35,764
China Merchants Bank Co. Ltd., Class H	17,000	102,170
China Petroleum & Chemical Corp., Class H	44,000	22,904
China Resources Land Ltd.	18,000	70,284
China Tower Corp. Ltd., Class H (a)	11,200	16,526
CMOC Group Ltd., Class H	27,000	54,448
Contemporary Amperex Technology Co. Ltd., Class A	3,800	214,597
CSPC Pharmaceutical Group Ltd.	39,040	47,016
ENN Energy Holdings Ltd.	6,200	51,279
Geely Automobile Holdings Ltd.	63,000	158,302
Great Wall Motor Co. Ltd., Class H	45,500	98,247
Guangdong Investment Ltd.	28,000	25,443
Guosen Securities Co. Ltd.	12,300	23,379
Haier Smart Home Co. Ltd., Class A	10,200	33,220
Huatai Securities Co. Ltd., Class A	116,300	355,674
Industrial & Commercial Bank of China Ltd., Class H	355,000	261,902
Innovent Biologics, Inc. *,(a)	7,000	86,731
JD.com, Inc., Class A	15,950	283,928
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	13,100	131,673

	Shares/ Principal	Fair Value

China (continued)
Kuaishou Technology (a)	1,900	$20,660
Kunlun Energy Co. Ltd.	22,000	19,680
Lenovo Group Ltd.	76,000	112,822
Li Auto, Inc., Class A *	2,800	36,492
Meituan, Class B *,(a)	29,610	397,697
Midea Group Co. Ltd.	5,600	57,161
Montage Technology Co., Ltd.	2,314	50,321
NetEase, Inc.	9,760	297,050
New Oriental Education & Technology Group, Inc. *	3,200	17,381
OmniVision Integrated Circuits Group, Inc., Class A	3,800	80,698
PDD Holdings, Inc., ADR *	803	106,133
PetroChina Co. Ltd., Class H	170,000	154,696
Ping An Insurance Group Co. of China Ltd., Class A	31,100	240,772
Ping An Insurance Group Co. of China Ltd., Class H	57,000	388,650
Pop Mart International Group Ltd. (a)	4,400	150,882
Postal Savings Bank of China Co. Ltd., Class H (a)	40,000	28,071
Prosus NV *	8,544	601,750
Rockchip Electronics Co., Ltd.	1,100	34,854
SAIC Motor Corp. Ltd., Class A	41,800	100,530
Shandong Nanshan Aluminum Co. Ltd., Class A	7,500	4,172
SooChow Securities Co. Ltd.	16,200	22,303
Sunny Optical Technology Group Co. Ltd.	2,500	29,063
Tencent Holdings Ltd.	39,000	3,323,351
Tingyi Cayman Islands Holding Corp.	10,000	13,393
Trip.com Group Ltd.	2,645	202,614
WuXi AppTec Co. Ltd., Class A	1,200	18,886
Wuxi Biologics Cayman, Inc. *,(a)	3,500	18,435
Xiaomi Corp., Class B *,(a)	96,000	666,290
XPeng, Inc., Class A *	3,500	41,903
Xtep International Holdings Ltd.	22,000	16,513
Yangzijiang Shipbuilding Holdings Ltd.	23,400	61,168
Zai Lab Ltd. *	4,030	13,819
Zhejiang NHU Co Ltd.	22,100	73,983
Zhongji Innolight Co. Ltd., Class A	1,100	62,380
Zijin Mining Group Co. Ltd., Class H	66,000	276,541
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	15,200	14,242
ZTE Corp., Class A	2,000	12,823
		13,922,127
CN - 0.1%
CITIC Securities Co., Ltd., Class A	5,800	24,362
Sany Heavy Industry Co. Ltd., Class A	10,800	35,259

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

CN (continued)
Shenzhen Inovance Technology Co. Ltd., Class A	8,500	$100,088
		159,709
Denmark - 0.8%
AP Moller - Maersk A/S, Class A	21	41,089
AP Moller - Maersk A/S, Class B	16	31,394
Danske Bank A/S	1,504	64,135
Genmab A/S *	507	153,829
GN Store Nord A/S *	3,815	64,496
Novo Nordisk A/S, Class B	11,662	632,683
Tryg A/S	5,621	142,719
Vestas Wind Systems A/S	3,460	65,248
		1,195,593
Finland - 0.6%
Elisa Oyj	590	30,960
Nokia Oyj	49,683	238,122
Nordea Bank Abp	20,200	331,697
Sampo Oyj, Class A	16,649	191,283
Wartsila OYJ Abp	4,830	144,435
		936,497
France - 6.2%
Air Liquide SA	2,335	485,238
Airbus SE	320	74,222
Amundi SA (a)	1,274	100,894
AXA SA	6,808	325,096
BNP Paribas SA	7,194	653,667
Bouygues SA	1,123	50,564
Bureau Veritas SA	7,910	247,599
Capgemini SE	995	144,445
Carrefour SA	2,643	40,046
Credit Agricole SA	16,833	330,701
Danone SA	7,137	621,904
Dassault Aviation SA	41	13,711
Dassault Systemes SE	8,990	301,158
Eiffage SA	2,335	298,232
Engie SA	27,231	584,095
Hermes International SCA	141	345,101
Ipsen SA	1,000	133,480
L'Oreal SA	308	133,360
LVMH Moet Hennessy Louis Vuitton SE	1,628	995,664
Orange SA	10,452	169,602
Publicis Groupe SA	2,809	269,591
Safran SA	3,025	1,066,668
Societe Generale SA	4,300	284,759
Thales SA	847	265,327
TotalEnergies SE	7,617	462,982
Valeo SE	8,662	108,241
Veolia Environnement SA	3,758	127,966
Vinci SA	2,761	382,650
		9,016,963

	Shares/ Principal	Fair Value

Germany - 6.1%
adidas AG	2,045	$431,076
Allianz SE	2,253	946,136
Commerzbank AG	1,648	62,139
Deutsche Bank AG	12,529	440,911
Deutsche Boerse AG	540	144,729
Deutsche Post AG	1,044	46,541
Deutsche Telekom AG	29,191	995,026
E.ON SE	23,475	441,744
Fresenius Medical Care AG	168	8,816
GEA Group AG	2,962	218,740
Heidelberg Materials AG	557	125,365
Henkel AG & Co. KGaA	877	65,075
Infineon Technologies AG	9,134	356,317
Mercedes-Benz Group AG	3,976	249,801
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	585	373,520
Nemetschek SE	718	93,476
Rheinmetall AG	197	459,362
SAP SE	6,186	1,656,503
Siemens AG	3,323	894,917
Siemens Energy AG *	6,188	722,873
Siemens Healthineers AG (a)	1,318	71,269
Vonovia SE	2,247	70,098
		8,874,434
Hong Kong - 1.2%
AIA Group Ltd.	74,800	717,678
Hong Kong Exchanges & Clearing Ltd.	2,700	153,385
Jardine Matheson Holdings Ltd.	3,500	220,500
Link REIT	16,000	82,258
Sino Biopharmaceutical Ltd.	84,000	87,882
Sun Hung Kai Properties Ltd.	6,000	71,873
Techtronic Industries Co. Ltd.	13,000	166,335
WH Group Ltd. (a)	213,500	231,326
Wharf Real Estate Investment Co. Ltd.	23,000	67,991
		1,799,228
Hungary - 0.2%
OTP Bank Nyrt	2,771	239,796
Indonesia - 0.4%
Astra International Tbk PT	189,700	65,738
Bank Central Asia TBK PT	656,000	300,150
Bank Mandiri Persero TBK PT	449,100	118,574
Bank Negara Indonesia Persero TBK PT	87,800	21,601
Bank Rakyat Indonesia Persero TBK PT	616,100	144,182
		650,245
Ireland - 0.1%
Kerry Group PLC, Class A	559	50,411
Kingspan Group PLC	1,598	132,938
		183,349
Israel - 0.6%
Bank Hapoalim BM	14,590	297,321

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Israel (continued)
Bank Leumi Le-Israel BM	6,770	$133,801
Elbit Systems Ltd.	91	46,195
Israel Discount Bank Ltd., Class A	5,524	54,747
Mizrahi Tefahot Bank Ltd.	3,355	221,297
Nice Ltd. *	925	136,643
Teva Pharmaceutical Industries Ltd., ADR *	1,559	31,492
		921,496
Italy - 1.7%
A2A SpA	62,978	164,796
Amplifon SpA	5,748	93,575
Banca Mediolanum SpA	1,020	20,434
Banca Monte dei Paschi di Siena SpA	30,573	270,862
BPER Banca SpA	8,968	99,431
Buzzi Unicem SpA	288	15,824
Enel SpA	15,222	144,267
Ferrari NV	107	51,748
Generali	4,239	166,409
Infrastrutture Wireless Italiane SpA (a)	1,373	16,149
Intesa Sanpaolo SpA	68,050	448,888
Italgas SpA	10,030	92,337
Leonardo SpA	1,942	123,266
Moncler SpA	102	5,977
Nexi SpA (a)	22,468	127,142
Poste Italiane SpA (a)	2,014	47,779
Recordati Industria Chimica e Farmaceutica SpA	213	12,939
Snam SpA	7,750	46,606
UniCredit SpA	6,194	469,210
Unipol Assicurazioni SpA	989	21,220
		2,438,859
Japan - 13.6%
Advantest Corp.	3,100	307,513
Amada Co. Ltd.	18,300	225,582
Asahi Kasei Corp.	25,100	197,914
Astellas Pharma, Inc.	24,200	262,262
Brother Industries Ltd.	1,100	18,461
Canon, Inc.	12,700	372,955
Chugai Pharmaceutical Co. Ltd.	2,400	104,785
Dai-ichi Life Holdings, Inc.	16,000	126,323
Daiichi Sankyo Co. Ltd.	4,300	96,520
Daikin Industries Ltd.	200	23,130
Daiwa Securities Group, Inc.	7,000	56,996
Denso Corp.	10,900	157,612
Disco Corp.	200	62,985
DMG Mori Co. Ltd.	4,700	94,678
ENEOS Holdings, Inc.	62,800	399,673
FANUC Corp.	7,100	204,897
Fast Retailing Co. Ltd.	200	60,995
Fujikura Ltd.	600	58,726

	Shares/ Principal	Fair Value

Japan (continued)
Fujitsu Ltd.	11,400	$268,935
Fukuoka Financial Group, Inc.	1,200	36,061
Hitachi Ltd.	26,900	715,828
Hoya Corp.	900	124,776
Hulic Co. Ltd.	4,900	53,750
Inpex Corp.	6,000	108,596
ITOCHU Corp.	1,300	74,170
Japan Post Bank Co. Ltd.	21,100	259,241
Japan Post Holdings Co. Ltd.	13,300	132,383
Japan Tobacco, Inc.	9,800	322,630
Kansai Electric Power Co., Inc. (The)	1,600	22,952
Kao Corp.	1,100	48,049
Keyence Corp.	900	336,270
Kyocera Corp.	9,100	122,588
LY Corp.	7,800	25,145
Mazda Motor Corp.	1,600	11,711
McDonald's Holdings Co. Japan Ltd.	2,700	113,532
Mitsubishi Chemical Group Corp.	18,400	106,063
Mitsubishi Corp.	8,500	203,226
Mitsubishi Electric Corp.	7,700	198,281
Mitsubishi Estate Co. Ltd.	1,800	41,476
Mitsubishi HC Capital, Inc.	6,300	52,150
Mitsubishi Heavy Industries Ltd.	16,800	441,258
Mitsubishi UFJ Financial Group, Inc.	50,900	825,098
Mitsui & Co. Ltd.	23,400	583,079
Mitsui Fudosan Co. Ltd.	18,800	205,332
Mizuho Financial Group, Inc.	13,900	469,467
MS&AD Insurance Group Holdings, Inc.	7,500	170,430
Murata Manufacturing Co. Ltd.	27,900	531,892
NEC Corp.	17,100	548,714
Nintendo Co. Ltd.	2,100	182,080
Nomura Holdings, Inc.	61,400	451,296
Nomura Real Estate Holdings, Inc.	9,000	57,534
Nomura Research Institute Ltd.	2,700	103,715
Obayashi Corp.	7,400	121,709
Olympus Corp.	4,300	54,476
Ono Pharmaceutical Co. Ltd.	1,600	18,450
ORIX Corp.	12,700	333,828
Otsuka Corp.	800	16,727
Otsuka Holdings Co. Ltd.	1,600	85,143
Pan Pacific International Holdings Corp.	19,000	125,436
Panasonic Holdings Corp.	21,100	230,023
Recruit Holdings Co. Ltd.	11,700	630,850
Renesas Electronics Corp.	5,800	66,999
Resona Holdings, Inc.	16,200	165,691
Ryohin Keikaku Co. Ltd.	1,400	27,918
Sanrio Co. Ltd.	300	14,120
SBI Holdings, Inc.	1,000	43,579
Secom Co. Ltd.	900	33,060

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Japan (continued)
Sekisui House Ltd.	3,600	$82,075
Shimizu Corp.	8,200	115,461
Shin-Etsu Chemical Co. Ltd.	3,100	101,867
SMC Corp.	400	123,046
SoftBank Corp.	204,000	300,713
SoftBank Group Corp.	3,100	392,210
Sompo Holdings, Inc.	9,700	300,488
Sony Financial Group, Inc. *	40,700	45,196
Sony Group Corp.	40,700	1,173,723
Sumitomo Chemical Co. Ltd.	72,600	229,129
Sumitomo Corp.	13,600	394,873
Sumitomo Mitsui Financial Group, Inc.	30,600	865,258
Sumitomo Mitsui Trust Group, Inc.	11,100	323,113
T&D Holdings, Inc.	2,300	56,408
Takeda Pharmaceutical Co. Ltd.	14,100	411,968
Terumo Corp.	12,900	213,391
Tohoku Electric Power Co., Inc.	4,500	32,786
Tokio Marine Holdings, Inc.	8,300	352,322
Tokyo Electron Ltd.	2,800	499,766
Toyota Motor Corp.	44,100	850,885
Unicharm Corp.	12,900	83,802
		19,696,204
Luxembourg - 0.0%†
Reinet Investments SCA	690	20,197
Malaysia - 0.9%
CIMB Group Holdings BHD	34,500	60,171
Hong Leong Bank BHD	4,200	20,478
IHH Healthcare BHD	56,900	102,078
Inari Amertron BHD	79,500	39,103
Kuala Lumpur Kepong BHD	6,300	30,838
Malayan Banking BHD	108,000	254,314
Petronas Dagangan BHD	8,900	48,513
Press Metal Aluminium Holdings BHD	102,200	143,519
Public Bank BHD	211,900	218,018
QL Resources BHD	15,525	16,010
RHB Bank BHD	73,700	115,580
Telekom Malaysia BHD	38,800	65,274
Tenaga Nasional BHD	45,700	143,556
		1,257,452
Mexico - 0.6%
Alfa SAB de CV, Class A	21,109	16,915
Arca Continental SAB de CV	5,506	57,771
Cemex SAB de CV, Series CPO	57,726	51,830
Coca-Cola Femsa SAB de CV	6,091	50,486
Fomento Economico Mexicano SAB de CV	7,556	74,375
Grupo Aeroportuario del Centro Norte SAB de CV	1,800	23,208
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,263	29,715

	Shares/ Principal	Fair Value

Mexico (continued)
Grupo Bimbo SAB de CV, Series A	20,598	$73,100
Grupo Financiero Banorte SAB de CV, Class O	16,871	169,267
Grupo Mexico SAB de CV, Series B	25,451	221,239
Wal-Mart de Mexico SAB de CV	21,599	66,661
		834,567
Netherlands - 2.5%
Adyen NV *,(a)	71	113,875
Argenx SE *	183	132,713
ASM International NV	319	191,461
ASML Holding NV	1,899	1,847,760
ASR Nederland NV	1,062	72,101
Euronext NV (a)	1,518	227,237
ING Groep NV	3,333	86,452
Koninklijke Ahold Delhaize NV	7,247	293,350
NN Group NV	3,927	276,392
Wolters Kluwer NV	2,386	325,632
		3,566,973
New Zealand - 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	3,264	70,219
Xero Ltd. *	3,740	390,393
		460,612
Norway - 0.6%
Aker BP ASA	8,651	219,444
DNB Bank ASA	9,481	257,982
Kongsberg Gruppen ASA	7,507	239,968
Telenor ASA	6,643	110,120
		827,514
Philippines - 0.0%†
SM Investments Corp.	920	11,619
SM Prime Holdings, Inc.	21,800	8,409
		20,028
Portugal - 0.0%†
EDP SA	5,302	25,150
Singapore - 1.1%
DBS Group Holdings Ltd.	15,430	612,197
Sea Ltd., ADR *	1,683	300,803
Singapore Technologies Engineering Ltd.	3,800	25,378
Singapore Telecommunications Ltd.	199,700	639,746
STMicroelectronics NV	1,122	31,443
		1,609,567
South Africa - 0.8%
AVI Ltd.	10,105	57,939
Capitec Bank Holdings Ltd.	595	119,810
Clicks Group Ltd.	2,219	45,330
FirstRand Ltd.	37,438	168,523
Foschini Group Ltd.	1,691	10,694
Gold Fields Ltd.	745	31,484
MTN Group Ltd.	10,247	86,122

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

South Africa (continued)
Naspers Ltd., Class N *	490	$177,643
Nedbank Group Ltd.	2,444	30,245
Old Mutual Ltd.	29,187	22,585
Sanlam Ltd.	25,363	122,886
Standard Bank Group Ltd.	17,496	239,726
Vodacom Group Ltd.	2,599	20,079
Woolworths Holdings Ltd.	22,801	66,464
		1,199,530
South Korea - 3.2%
Celltrion, Inc.	826	102,084
CJ Logistics Corp.	69	4,141
GS Holdings Corp.	764	25,021
Hana Financial Group, Inc.	697	43,319
Hanwha Aerospace Co. Ltd.	35	27,615
HL Mando Co. Ltd.	497	11,902
Hugel, Inc. *	91	19,587
Hyundai Engineering & Construction Co. Ltd.	947	36,718
Hyundai Marine & Fire Insurance Co. Ltd. *	680	13,643
Hyundai Mobis Co. Ltd.	642	136,586
Hyundai Motor Co.	139	21,300
Kakao Corp.	898	38,146
KakaoBank Corp.	1,396	23,631
Kangwon Land, Inc.	2,715	35,528
KB Financial Group, Inc.	1,643	135,253
Kia Corp.	2,042	146,559
Korea Electric Power Corp.	1,185	30,447
Korea Gas Corp.	1,497	41,718
Korean Air Lines Co. Ltd.	1,051	17,042
Krafton, Inc. *	54	11,258
KT Corp.	2,015	72,526
KT&G Corp.	780	74,272
LG Chem Ltd.	251	49,733
LG Electronics, Inc.	378	20,368
LG H&H Co. Ltd.	67	13,657
NAVER Corp.	1,275	243,995
NCSoft Corp.	161	24,786
Netmarble Corp. (a)	287	12,621
Pan Ocean Co. Ltd.	6,800	18,708
Samsung Biologics Co. Ltd. *,(a)	154	109,432
Samsung C&T Corp.	646	84,994
Samsung E&A Co. Ltd.	5,880	112,315
Samsung Electro-Mechanics Co. Ltd.	893	123,157
Samsung Electronics Co. Ltd.	25,607	1,531,255
Samsung Fire & Marine Insurance Co. Ltd.	77	24,778
Samsung Life Insurance Co. Ltd.	645	71,991
Samsung SDI Co. Ltd.	165	24,108
Samsung SDS Co. Ltd.	746	87,305

	Shares/ Principal	Fair Value

South Korea (continued)
Samsung Securities Co. Ltd.	2,586	$132,152
Shinhan Financial Group Co. Ltd.	2,179	109,956
SK Hynix, Inc.	2,574	637,515
SK Telecom Co. Ltd.	1,200	46,442
SK, Inc.	171	25,594
S-Oil Corp. *	753	33,489
		4,606,647
Spain - 2.2%
ACS Actividades de Construccion y Servicios SA	3,860	308,414
Banco Bilbao Vizcaya Argentaria SA	31,137	597,815
Banco de Sabadell SA	21,715	84,200
Banco Santander SA	88,267	920,356
Bankinter SA	10,678	168,188
Endesa SA	3,145	100,551
Iberdrola SA	19,713	373,036
Industria de Diseno Textil SA	6,855	378,326
Repsol SA	1,799	31,845
Telefonica SA	56,810	293,574
		3,256,305
Sweden - 1.6%
AddTech AB, Class B	1,783	57,859
Alfa Laval AB	3,128	142,480
Assa Abloy AB, Class B	12,940	449,352
Atlas Copco AB, Class A	21,794	368,212
Atlas Copco AB, Class B	6,274	94,026
Essity AB, Class B	2,677	69,963
Evolution AB (a)	294	24,176
Getinge AB, Class B	1,713	36,882
Hexagon AB, Class B	10,378	123,475
Industrivarden AB, Class A	1,877	74,481
Saab AB, Class B	1,824	111,417
Sandvik AB	4,127	114,879
Skanska AB, Class B	4,389	113,819
Swedbank AB, Class A	417	12,556
Swedish Orphan Biovitrum AB *	3,400	103,680
Tele2 AB, Class B	6,083	103,840
Telefonaktiebolaget LM Ericsson, Class B	35,262	291,841
		2,292,938
Switzerland - 3.1%
ABB Ltd.	18,146	1,307,269
Accelleron Industries AG	498	41,904
Alcon AG	661	49,231
Belimo Holding AG	196	204,831
Chocoladefabriken Lindt & Spruengli AG	13	198,680
Cie Financiere Richemont SA, Class A	1,816	346,014
DSM-Firmenich AG	846	72,089
Flughafen Zurich AG	430	131,110

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value

Switzerland (continued)
Givaudan SA	96	$389,960
Helvetia Holding AG	374	91,520
Logitech International SA	2,146	234,060
Schindler Holding AG	171	61,574
SGS SA	2,539	263,202
Sonova Holding AG	155	42,196
UBS Group AG	14,876	607,829
Zurich Insurance Group AG	651	463,592
		4,505,061
Taiwan - 0.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	493	137,690
Thailand - 0.5%
Bangkok Bank PCL, NVDR	40,700	187,141
Central Pattana PCL, NVDR	9,900	17,109
CP ALL PCL, NVDR	177,400	258,668
PTT Exploration & Production PCL, NVDR	27,700	98,730
PTT PCL, NVDR	79,900	81,984
TMBThanachart Bank PCL, NVDR	201,700	11,826
		655,458
United Kingdom - 7.8%
Anglogold Ashanti PLC	5,485	385,811
AstraZeneca PLC	7,576	1,140,473
Aviva PLC	2,568	23,709
BAE Systems PLC	26,182	725,746
Barclays PLC	115,196	588,694
Berkeley Group Holdings PLC	489	25,253
British American Tobacco PLC	7,851	417,175
British Land Co. PLC (The)	3,925	18,399
CK Hutchison Holdings Ltd.	63,500	418,279
Compass Group PLC	7,207	245,374
Halma PLC	1,002	46,539
HSBC Holdings PLC	75,199	1,057,923
IG Group Holdings PLC	8,083	117,196
IMI PLC	3,274	100,758
Imperial Brands PLC	9,872	419,704
Informa PLC	21,810	269,423
Intercontinental Hotels Group PLC	324	39,143
International Consolidated Airlines Group SA	8,725	45,351
Intertek Group PLC	6,792	431,767
J Sainsbury PLC	25,634	115,263
Johnson Matthey PLC	1,568	42,430
Lloyds Banking Group PLC	165,031	186,225
London Stock Exchange Group PLC	5,114	586,303
NatWest Group PLC	36,096	253,468
Next PLC	574	95,628
RELX PLC	12,398	593,692
Rolls-Royce Holdings PLC	62,427	1,000,104

	Shares/ Principal	Fair Value

United Kingdom (continued)
Sage Group PLC (The)	1,143	$16,926
Smiths Group PLC	12,369	391,650
Standard Chartered PLC	12,625	243,983
Taylor Wimpey PLC	26,811	37,195
Tesco PLC	44,164	264,876
Unilever PLC	8,507	505,384
Unilever PLC	1,886	111,717
Vodafone Group PLC	232,156	269,284
		11,230,845
United States - 5.2%
BP PLC	80,623	462,104
CSL Ltd.	1,877	246,557
Experian PLC	10,461	524,174
GSK PLC	34,238	725,733
Holcim AG *	5,123	433,586
JBS NV, BDR *	3,460	51,528
Nestle SA	5,792	531,919
Novartis AG	12,676	1,595,075
Roche Holding AG	3,383	1,109,219
Sanofi SA	5,375	496,092
Schneider Electric SE	390	108,880
Shell PLC	32,845	1,170,218
Tenaris SA	1,967	35,107
		7,490,192
Total Common Stocks
(Cost - $90,418,668)		123,609,227
Exchange Traded Funds - 5.9%
Equity Funds - 5.9%
iShares MSCI Saudi Arabia ETF	36,990	1,501,054
iShares MSCI Taiwan ETF	109,129	6,942,787
Total Exchange Traded Funds
(Cost - $5,664,284)		8,443,841
Preferred Stocks - 0.8%
Brazil - 0.4%
Banco Bradesco SA	57,243	190,468
Braskem SA, Class A *	10,152	12,562
Energisa S/A	1	2
Gerdau SA	5,185	16,211
Isa Energia Brasil SA	4,880	22,569
Itau Unibanco Holding SA	40,061	293,600
Petroleo Brasileiro SA	9,299	54,741
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A *	17,187	13,651
		603,804
Colombia - 0.0%†
Grupo Cibest SA	1,950	25,425
Germany - 0.2%
Henkel AG & Co. KGaA	4,021	324,585
Sartorius AG, Class Preference	57	13,254
		337,839

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

	Shares/ Principal	Fair Value
Preferred Stocks (continued)
South Korea - 0.2%
Samsung Electronics Co. Ltd.	4,374	$207,002
Total Preferred Stocks
(Cost - $1,157,873)		1,174,070
Warrants - 0.0%†
Constellation Software, Inc., expires 3/31/40* (Cost - $0)	104	0
Short-Term Investments - 6.7%
Money Market Funds - 6.7%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.04%(b) (Cost - $9,773,903)	9,773,903	9,773,903
Total Short-Term Investments (Cost - $9,773,903)		9,773,903
Total Investments - 98.7%
(Cost - $107,014,728)		$143,001,041
Other Assets Less Liabilities - Net 1.3%		1,917,642
Total Net Assets - 100.0%		$144,918,683

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2025, these securities amounted to $2,716,843 or 1.9% of net assets.
(b)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2025

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
FTSE Taiwan Index	Goldman Sachs & Co.	16	10/30/2025	$1,368,480	$(13,745)
MSCI EAFE Index	Goldman Sachs & Co.	14	12/19/2025	1,949,710	(7,455)
MSCI Emerging Markets Index	Goldman Sachs & Co.	13	12/19/2025	883,805	8,416
MSCI India Index	Goldman Sachs & Co.	51	12/19/2025	6,301,050	(228,420)
S&P/TSX 60 Index	Goldman Sachs & Co.	1	12/18/2025	254,823	5,926

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(235,278)